Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-14-2021
Currency			CLP
Amount	$ 12,115,866	$ 109,332,901	$ 179,357,487
Monthly interest rate (%)			0.03%
Scotiabank Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021	12-30-2020
Due date		01-04-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 3,011,885	$ 1,000,010
Monthly interest rate (%)		0.30%	0.03%
Scotiabank Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021	12-29-2020
Due date		01-06-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 7,000,770	$ 9,363,062
Monthly interest rate (%)		0.30%	0.03%
Scotiabank Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-27-2021	12-29-2020
Due date		01-04-2022	01-07-2021
Currency		CLP	CLP
Amount		$ 300,128	$ 14,000,280
Monthly interest rate (%)		0.30%	0.03%
Scotiabank Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 10,003,200
Monthly interest rate (%)		0.30%
Scotiabank Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 400,171
Monthly interest rate (%)		0.30%
Scotiabank Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,992,312
Monthly interest rate (%)		0.30%
Scotiabank Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 4,996,985
Monthly interest rate (%)		0.30%
Scotiabank Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,000,640
Monthly interest rate (%)		0.30%
Banco BICE - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-22-2022	12-27-2021
Due date	01-12-2023	01-04-2022
Currency	CLP	CLP
Amount	$ 802,280	$ 500,213
Monthly interest rate (%)	0.95%	0.30%
Banco Security - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2022	12-27-2021
Due date	01-03-2023	01-04-2022
Currency	CLP	CLP
Amount	$ 426,919	$ 500,213
Monthly interest rate (%)	0.95%	0.30%
Banco Security - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-27-2022	12-28-2021	12-29-2020
Due date	01-03-2023	01-06-2022	01-14-2021
Currency	CLP	CLP	CLP
Amount	$ 5,447	$ 1,500,480	$ 1,995,032
Monthly interest rate (%)	0.95%	0.30%	0.03%
Banco Security - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2022	12-30-2021
Due date	01-03-2023	01-04-2022
Currency	CLP	CLP
Amount	$ 168,394	$ 1,000,110
Monthly interest rate (%)	0.95%	0.30%
Banco Security - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 1,500,480	$ 600,012
Monthly interest rate (%)		0.30%
Banco Security - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 1,000,110
Monthly interest rate (%)		0.30%
Banco Security - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-11-2022
Currency		CLP
Amount		$ 1,000,110
Monthly interest rate (%)		0.30%
Banco Security - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,977,040
Monthly interest rate (%)		0.30%
Banco de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 298,203
Monthly interest rate (%)		0.30%
Banco de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 3,502,532
Monthly interest rate (%)		0.30%
Banco de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,995,176
Monthly interest rate (%)		0.30%
Banco de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 3,207,336
Monthly interest rate (%)		0.30%
Banco de Credito e Inversiones - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021	12-28-2020
Due date		01-06-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 319,990	$ 1,500,045
Monthly interest rate (%)		0.30%	0.03%
Banco de Credito e Inversiones - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2022	12-27-2021	12-30-2020
Due date	01-03-2023	01-04-2022	01-21-2021
Currency	CLP	CLP	CLP
Amount	$ 797,417	$ 900,384	$ 453,218
Monthly interest rate (%)	0.96%	0.30%	0.03%
Banco de Credito e Inversiones - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2021	12-28-2020
Due date		01-04-2022	01-05-2021
Currency		CLP	CLP
Amount		$ 1,272,246	$ 4,823,214
Monthly interest rate (%)		0.30%	0.03%
Banco de Credito e Inversiones - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-24-2021	12-30-2020
Due date		01-04-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 446,271	$ 2,000,020
Monthly interest rate (%)		0.30%	0.03%
Banco de Credito e Inversiones - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-24-2021	12-29-2020
Due date		01-04-2022	01-07-2021
Currency		CLP	CLP
Amount		$ 1,284,900	$ 20,639,190
Monthly interest rate (%)		0.30%	0.03%
Banco De Credito e Inversiones - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021	12-29-2020
Due date		01-06-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 2,387,785	$ 5,031,227
Monthly interest rate (%)		0.30%	0.03%
Banco De Credito e Inversiones - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,778,877
Monthly interest rate (%)		0.30%
Banco Itau Corpbanca - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Banchile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2022	12-30-2021
Due date	01-03-2023	01-11-2022
Currency	CLP	CLP
Amount	$ 1,000,300	$ 500,055
Monthly interest rate (%)	0.90%	0.30%
Banco Itau Corpbanca - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-22-2022	12-28-2021	12-29-2020
Due date	01-12-2023	01-06-2022	01-07-2021
Currency	CLP	CLP	CLP
Amount	$ 1,486,457	$ 2,000,640	$ 37,761
Monthly interest rate (%)	0.95%	0.30%	0.03%
Banco Itau Corpbanca - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-22-2022	12-27-2021	12-29-2020
Due date	01-12-2023	01-04-2022	01-14-2021
Currency	CLP	CLP	CLP
Amount	$ 519,243	$ 1,200,512	$ 12,085,681
Monthly interest rate (%)	0.95%	0.30%	0.03%
Banco Itau Corpbanca - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,500,275
Monthly interest rate (%)		0.30%
Banco Itau Corpbanca - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-22-2022	12-30-2021
Due date	01-12-2023	01-06-2022
Currency	CLP	CLP
Amount	$ 350,987	$ 2,500,275
Monthly interest rate (%)	0.94%	0.30%
Banco Itau Corpbanca - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 1,500,480
Monthly interest rate (%)		0.30%
Banco Itau Corpbanca - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 4,723,523
Monthly interest rate (%)		0.30%
Banco del Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 66,161
Monthly interest rate (%)		0.30%
Banco del Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 1,815
Monthly interest rate (%)			0.02%
Banco del Estado de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-17-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 900,084
Monthly interest rate (%)			0.02%
Banco del Estado de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 2,722
Monthly interest rate (%)			0.02%
Banco del Estado de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 3,025
Monthly interest rate (%)			0.02%
Banco del Estado de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 2,722
Monthly interest rate (%)			0.02%
Banco del Estado de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 1,512
Monthly interest rate (%)			0.02%
Banco del Estado de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 8,400,084
Monthly interest rate (%)			0.03%
Banco del Estado de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-17-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 5,000,000
Monthly interest rate (%)			0.02%
Banco Santander - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2022		12-30-2020
Due date	01-05-2023		01-14-2021
Currency	CLP		CLP
Amount	$ 652		$ 7,832,132
Monthly interest rate (%)	0.95%		0.03%
Banco Santander - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-21-2021
Currency			CLP
Amount			$ 1,200,012
Monthly interest rate (%)			0.03%
Banco BICE - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 1,980,643
Monthly interest rate (%)		0.30%
Banco Consorcio - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-28-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 2,500,800
Monthly interest rate (%)		0.30%
Banco De Credito e Inversiones - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-22-2022	12-28-2021
Due date	01-12-2023	01-06-2022
Currency	CLP	CLP
Amount	$ 501,425	$ 3,086,710
Monthly interest rate (%)	0.95%	0.30%
Banco Security - Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-23-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 2,502,133
Monthly interest rate (%)		0.30%
Banco Security - Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-24-2021
Due date		01-04-2022
Currency		CLP
Amount		$ 2,501,808
Monthly interest rate (%)		0.30%
Banco Santander - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 3,530,093
Monthly interest rate (%)			0.03%
Banco Central de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2022	12-28-2021
Due date	01-03-2023	01-06-2022
Currency	CLP	CLP
Amount	$ 699,139	$ 7,397,112
Monthly interest rate (%)	0.95%	0.30%
Banco Central de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BanChile Corredores de Bolsa S.A. - Chile
Date of placement	12-29-2022	12-27-2021	12-30-2020
Due date	01-05-2023	01-04-2022	01-04-2021
Currency	CLP	CLP	CLP
Amount	$ 349,569	$ 6,992,381	$ 12,198,902
Monthly interest rate (%)	0.95%	0.30%	0.01%
Banco Central de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.	BanChile Corredores de Bolsa S.A. - Chile
Date of placement	12-27-2022	12-24-2021	12-30-2020
Due date	01-03-2023	01-04-2022	01-04-2021
Currency	CLP	CLP	CLP
Amount	$ 1,859,195	$ 999,477	$ 799,928
Monthly interest rate (%)	0.95%	0.30%	0.01%
Banco Central De Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 3,499,685
Monthly interest rate (%)			0.01%
Banco Central De Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 1,799,838
Monthly interest rate (%)			0.01%
Banco Central De Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 849,924
Monthly interest rate (%)			0.01%
Banco Central De Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 5,000,000
Monthly interest rate (%)			0.01%
Banco Santander - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2022
Due date	01-03-2023
Currency	CLP
Amount	$ 1,304
Monthly interest rate (%)	0.95%
Banco De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 301,140
Monthly interest rate (%)			0.01%
Banco De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 75
Monthly interest rate (%)			0.01%
Banco De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 327
Monthly interest rate (%)			0.01%
Banco De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 168
Monthly interest rate (%)			0.01%
Banco De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BanChile Corredores de Bolsa S.A. - Chile
Date of placement			12-30-2020
Due date			01-04-2021
Currency			CLP
Amount			$ 79
Monthly interest rate (%)			0.01%
Banco Central De Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 598,213
Monthly interest rate (%)			0.02%
Banco Central De Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 1,497,373
Monthly interest rate (%)			0.03%
Banco Central De Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-21-2021
Currency			CLP
Amount			$ 1,546,802
Monthly interest rate (%)			0.03%
Banco Central De Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 897,320
Monthly interest rate (%)			0.02%
Banco Central De Chile Eleven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 997,022
Monthly interest rate (%)			0.02%
Banco Central De Chile Twelve [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-28-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 25,177,686
Monthly interest rate (%)			0.03%
Banco Central De Chile Thirteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 2,553,682
Monthly interest rate (%)			0.03%
Banco Central De Chile Fourteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 897,320
Monthly interest rate (%)			0.02%
Banco Central De Chile Fifteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 1,989,442
Monthly interest rate (%)			0.03%
Banco Central De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-24-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 498,511
Monthly interest rate (%)			0.02%
Banco Central De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 598,291
Monthly interest rate (%)			0.03%
Banco De Chile Sixteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 2,642
Monthly interest rate (%)			0.03%
Banco De Chile Seventeen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-05-2021
Currency			CLP
Amount			$ 246,346
Monthly interest rate (%)			0.03%
Banco De Chile Eighteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 10,578
Monthly interest rate (%)			0.03%
Banco De Chile Nineteen [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-14-2021
Currency			CLP
Amount			$ 667,953
Monthly interest rate (%)			0.03%
Banco De Chile Twenty [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 1,715
Monthly interest rate (%)			0.03%
Basa Paraguay [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity			BASA - Paraguay
Date of placement			10-19-2020
Due date			01-18-2021
Currency			USD
Amount			$ 4,239
Monthly interest rate (%)			0.02%
Banco Consorcio Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-29-2021	12-29-2020
Due date		01-06-2022	01-14-2021
Currency		CLP	CLP
Amount		$ 1,500,320	$ 11,525,797
Monthly interest rate (%)		0.30%	0.03%
Banco Consorcio Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2021
Due date		01-06-2022
Currency		CLP
Amount		$ 4,667,502
Monthly interest rate (%)		0.30%
Banco De Chile Twenty One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of placement			12-29-2020
Due date			01-07-2021
Currency			CLP
Amount			$ 4,793,536
Monthly interest rate (%)			0.03%
Banco Consorcio - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-27-2022	12-28-2021
Due date	01-03-2023	01-06-2022
Currency	CLP	CLP
Amount	$ 143,338	$ 133,547
Monthly interest rate (%)	0.95%	0.30%
Banco Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2022
Due date	01-03-2023
Currency	CLP
Amount	$ 503,000
Monthly interest rate (%)	0.96%
Banco Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2022
Due date	01-05-2023
Currency	CLP
Amount	$ 2,500,800
Monthly interest rate (%)	0.96%